Financial Instruments and Risk Management (Fuel Option Contracts Rollforward) (Details) - Commodity price risk - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Change in value on currency instruments	$ (0.1)	$ (0.2)
Fuel Contracts
Disclosure of detailed information about hedged items [line items]
Balance, beginning of the period	(0.1)	0.1
Deferred income tax related to hedging instrument	(0.1)	0.0
Balance, end of period	(0.2)	(0.1)
Change in value on currency instruments	$ 0.1	$ 0.0